Share-Based Payments - Other Programs - Additional Information (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants (in Years)	5.1
Options and warrants outstanding	69.2	69.2
Options and warrants vested	22.8
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 40.4	$ 41.97
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	€ 121.95	$ 126.69